CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Net Sales	$ 1,261,821	$ 1,194,612	$ 1,280,110
Costs and Expenses:
Cost of Product Sold	1,169,002	1,101,387	1,129,823
Selling and Administrative	67,971	60,421	65,133
Plant Restructuring	39	1,354	0
Other Operating (Income) Expense	(814)	(844)	156
Total Costs and Expenses	1,236,198	1,162,318	1,195,112
Operating Income (Loss)	25,623	32,294	84,998
Interest Expense, Net	8,102	8,827	9,638
Earnings (Loss) Before Income Taxes	17,521	23,467	75,360
Income Taxes Expense (Benefit)	6,265	5,796	26,949
Net Earnings (Loss)	$ 11,256	$ 17,671	$ 48,411
Basic Earnings (Loss) per Common Share	$ 0.93	$ 1.45	$ 3.98
Diluted Earnings (Loss) per Common Share	$ 0.92	$ 1.45	$ 3.96